EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2020
EARNING PER SHARE
Schedule of earning per share

	06/30/2020	06/30/2019	06/30/2018
Numerator
Profit (loss) for the year (basic EPS)	3,359,175	(18,369,045)	(11,039,533)
Profit (loss) for the year (diluted EPS)	3,359,175	(18,369,045)	(11,039,533)
Denominator
Weighted average number of shares (basic EPS)	36,120,447	30,478,390	28,098,117
Weighted average number of shares (diluted EPS)	36,416,988	30,478,390	28,098,117

Basic gain attributable to ordinary equity holders of the parent	0.0930	(0.6027)	(0.3929)
Diluted gain attributable to ordinary equity holders of the parent	0.0922	(0.6027)	(0.3929)